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April 30, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: PHL Variable Insurance Company
    Post-Effective Amendment No. 5 on Form S-1
    File No. 333-132399

Ladies and Gentlemen:

On behalf of PHL Variable Insurance Company ("PHLVIC"), transmitted herewith is a Post-Effective Amendment to the registration statement on Form S-1 under the Securities Act of 1933, as amended ("Securities Act").

PHLVIC is filing this Post-Effective Amendment to the registration statement to incorporate comments received from the SEC staff on April 28 and 29, 2009, with respect to Post-Effective Amendment No. 4 on Form S-1 (File No. 333-132399), filed via EDGAR on April 20, 2009.

We request that the Registration Statement be accelerated to May 1, 2009 and have included an acceleration request pursuant to Rule 461 of the Securities Act of 1933.

The Registrant acknowledges that:

.. should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

.. the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

.. the Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions or comments concerning this amendment to the undersigned at 860-403-6625.

Sincerely,


/s/ Kathleen A. McGah
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Kathleen A. McGah, Esq.
Vice President and Assistant Secretary
PHL Variable Insurance Company